Option Activity - Baidu, Inc. (Detail) - Parent Company - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share Option Roll Forward - Number of shares
Outstanding, December 31, 2016	231,239
Granted	151,990
Exercised	(57,072)
Forfeited/Cancelled	(10,760)
Outstanding, December 31, 2017	315,397	231,239
Vested and expected to vest at December 31, 2017	266,234
Exercisable at December 31, 2017	100,197
Share Option Roll Forward - Weighted-Average Exercise Price
Outstanding, December 31, 2016	$ 1,537.40
Granted	1,860.29
Exercised	1,177.53
Forfeited/Cancelled	1,691.10
Outstanding, December 31, 2017	1,752.90	$ 1,537.40
Vested and expected to vest at December 31, 2017	1,729.96
Exercisable at December 31, 2017	$ 1,500.53
Share Option Roll Forward - Weighted-Average Remaining Contractual Life (in years)
Outstanding	7 years 9 months 29 days	7 years 2 months 30 days
Vested and expected to vest at December 31, 2017	7 years 8 months 2 days
Exercisable at December 31, 2017	5 years 9 months 25 days
Share Option Roll Forward - Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2016	$ 62
Outstanding, December 31, 2017	186	$ 62
Vested and expected to vest at December 31, 2017	163
Exercisable at December 31, 2017	$ 84